QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
 Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
 (Name and address of agent for service)

With copy to:
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 33.63%

AGGREGATE BOND - 23.22%
Invesco Ultra Short Duration ETF	32,930	$1,654,732
iShares Ultra Short-Term Bond ETF	33,024	1,656,319
Vanguard Total International Bond ETF	7,886	431,443

		3,742,494

BROAD MARKET - 0.11%
Invesco DWA NASDAQ Momentum ETF	158	17,541

CONVERTIBLE BOND - 1.65%
iShares Convertible Bond ETF	4,608	265,928

CORPORATE - 3.33%
iShares 0-5 Year High Yield Corporate Bond ETF	4,176	194,685
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	14,261	341,123

		535,808

FIXED INCOME EMERGING MARKET - 1.49%
VanEck Vectors Emerging Markets Aggregate Bond ETF	11,857	240,282

INTERNATIONAL - 0.82%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	290	9,608
Schwab Fundamental International Large Company Index ETF	2,177	64,308
Vanguard FTSE Developed Markets ETF	1,123	48,177
WisdomTree International SmallCap Fund ETF	133	9,569

		131,662

LARGE CAP - 2.26%
Invesco QQQ Trust, Series 1 ETF	639	109,684
The iShares Edge MSCI USA Momentum Factor ETF	735	80,630
SPDR Dow Jones Industrial Average ETF	715	173,552

		363,866

MID CAP - 0.65%
Invesco Russell MidCap Pure Growth ETF	1,208	59,119
Schwab U.S. Mid Cap ETF	422	23,164
WisdomTree U.S. MidCap Dividend Fund ETF	626	22,411

		104,694

SMALL CAP - 0.11%
SPDR S&P 600 Small Cap Value ETF	267	17,833

TOTAL EXCHANGE TRADED FUNDS - 33.63%		5,420,108

MUTUAL FUNDS - 64.59%

AGGREGATE BOND - 5.97%
JPMorgan Income Fund - R6	35,375	325,804
Putnam Fixed Income Absolute Return Fund Y Class	32,155	317,047
Lord Abbett Bond-Debenture Fund, Inc. Class R6	40,170	319,348

		962,199

BANK LOANS - 38.42%
Eaton Vance Floating-Rate Advantaged Fund Institutional Class	326,892	3,563,118
Lord Abbett Floating Rate Fund Class R6	287,513	2,627,866

		6,190,984

BLEND BROAD MARKET - 2.07%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	1,804	33,238
DFA U.S. Core Equity 1 Portfolio Institutional Class	8,606	200,700
DFA U.S. Core Equity 2 Portfolio Institutional Class	1,517	33,217
U.S. Vector Equity Portfolio Institutional Class	3,378	65,938

		333,093

BLEND LARGE CAP - 1.42%
DFA US Large Company Portfolio Institutional Class	3,858	81,410
Fidelity 500 Index Fund - Premium Class	864	82,419
Vanguard Institutional Index Institutional Class	264	65,400

		229,229

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND SMALL CAP - 0.11%
Schwab Small-Cap Index Fund-Select Shares	515	$16,989

CONVERTIBLE - 3.57%
Franklin Convertible Securities Fund Class R6	14,286	302,862
Lord Abbett Convertible Fund Class R6	20,029	273,190

		576,052

EMERGING MARKETS BOND - 2.52%
Vanguard Emerging Markets Bond Fund Admiral Shares	17,152	406,667

FOREIGN AGGREGATE - 1.51%
PIMCO International Bond Fund Institutional Class	22,506	242,842

FOREIGN BLEND - 0.51%
DFA International Core Equity Portfolio Institutional Class	1,703	23,733
Fundamental Investors, Class R-6 Shares	249	15,586
Oppenheimer Global Opportunities Fund Institutional Class	217	15,497
Vanguard Total World Stock Index Fund Investor Class	432	12,901
World Core Equity Portfolio - Institutional Class	927	15,154

		82,871

FOREIGN GROWTH - 0.82%
Oppenheimer International Small-Mid Company Fund Institutional Class	275	14,397
SMALLCAP World Fund, Inc. - Class F-3	825	48,314
Vanguard International Growth Fund Admiral Shares	694	69,111

		131,822

FOREIGN VALUE - 0.05%
DFA International Social Core Equity Portfolio Institutional Class	595	8,001

GROWTH BROAD MARKET - 0.80%
New Perspective Fund, Class R-6 Shares	2,871	129,685

GROWTH LARGE CAP - 1.74%
Franklin Dynatech Fund R6 Class	1,074	83,185
T. Rowe Price Blue Chip Growth Fund - Institutional Class	912	98,173
The Growth Fund of America Class R-6 Shares	1,836	99,336

		280,694

GROWTH MID CAP - 0.11%
Carillon Eagle Mid Cap Growth Fund Class R-6	271	17,503

HIGH YIELD BOND - 2.72%
AB Bond Fund, Inc. - AB FlexFee High Yield Portfolio - Advisor Class	26,979	256,030
AB High Income Fund Advisor Class	17,913	181,640

		437,670

VALUE LARGE CAP - 2.25%
DFA U.S. Large Cap Value Portfolio Institutional Class	2,010	76,348
Vanguard Value Index Fund Institutional Class	120	4,858
Washington Mutual Investors Fund R6 Class	6,325	280,658

		361,864

TOTAL MUTUAL FUNDS - 64.59%		10,408,165

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

MONEY MARKET FUNDS - 1.55%
Federated Institutional Prime Obligation Fund Institutional Class 2.10%*	83,441	$83,458
Vanguard Treasury Money Market Fund Institutional Class 1.82%*	166,143	166,143

		249,601

TOTAL INVESTMENTS - 99.77%		16,077,874
Other assets, net of liabilities - 0.23%		36,633

NET ASSETS - 100.00%		$16,114,507

*Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$5,420,108	$–	$–	$5,420,108
Mutual Funds	10,408,165	–	–	10,408,165
Money Market Funds	249,601	–	–	249,601

	$16,077,874	$–	$–	$16,077,874

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $16,058,911 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$79,715
Gross unrealized depreciation	(60,752)

Net unrealized appreciation	$18,963

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 27.33%

AGGREGATE BOND - 10.00%
Invesco Ultra Short Duration ETF	34,576	$1,737,444
iShares Ultra Short-Term Bond ETF	34,756	1,743,187
Vanguard Total International Bond ETF	41,008	2,243,548

		5,724,179

BROAD MARKET - 0.25%
Invesco DWA NASDAQ Momentum ETF	1,301	144,437

CONVERTIBLE BOND - 3.13%
iShares Convertible Bond ETF	31,025	1,790,453

CORPORATE - 6.01%
iShares 0-5 Year High Yield Corporate Bond ETF	29,653	1,382,423
Wisdom Tree Interest Rate Hedged High Yield Bond Fund ETF	86,218	2,062,335

		3,444,758

EMERGING MARKETS - 0.20%
SPDR Index Shares Fund SPDR Portfolio Emerging Markets ETF	3,229	114,113

FINANCIAL - 1.40%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	8,277	530,638
SPDR S&P Regional Banking ETF	4,418	269,498

		800,136

INTERNATIONAL - 1.78%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	2,559	84,780
Schwab Fundamental International Large Company Index ETF	12,449	367,743
Vanguard FTSE Developed Markets ETF	11,891	510,124
Wisdom Tree International SmallCap Fund	786	56,553

		1,019,200

LARGE CAP - 3.23%
iShares Edge MSCI USA Momentum Factor ETF	3,926	430,682
Invesco QQQ Trust, Series 1 ETF	4,276	733,975
SPDR Dow Jones Industrial Average ETF	2,815	683,285

		1,847,942

MID-CAP - 1.09%
Invesco Russell MidCap Pure Growth ETF	9,590	469,335
Schwab U.S. Mid Cap ETF	2,843	156,052

		625,387

SMALL-CAP - 0.24%
SPDR S&P 600 Small Cap Value ETF	2,087	139,391

TOTAL EXCHANGE TRADED FUNDS - 27.33%		15,649,996

MUTUAL FUNDS - 68.46%

AGGREGATE BOND - 11.28%
JPMorgan Income Fund - R6 Class	238,691	2,198,347
Putnam Fixed Income Absolute Return Fund Class Y	209,821	2,068,833
Lord Abbett Bond-Debenture Fund, Inc. Class R6	275,665	2,191,538

		6,458,718

BANK LOANS - 18.40%
Eaton Vance Floating-Rate Advantaged Fund Institutional Class	626,559	6,829,491
Lord Abbett Floating Rate Fund Class R6	405,543	3,706,667

		10,536,158

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND BROAD MARKETS - 3.29%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	15,451	$284,602
DFA U.S. Core Equity 1 Portfolio Institutional Class	31,943	744,910
DFA U.S. Core Equity 2 Portfolio Institutional Class	13,156	287,983
U.S. Vector Equity Portfolio Institutional Class	29,030	566,673

		1,884,168

BLEND LARGE CAP - 2.96%
DFA US Large Company Portfolio Institutional Class	28,027	591,375
Fidelity 500 Index fund Premium Class	5,802	553,528
Vanguard Institutional Index Class Institutional	2,209	547,184

		1,692,087

BLEND SMALL CAP - 0.21%
Schwab Small-Cap Index Fund Select Shares	3,685	121,620

CONVERTIBLE - 6.60%
Franklin Convertible Securities Fund Class R6	92,203	1,954,710
Lord Abbett Convertible Fund Class R6	133,656	1,823,068

		3,777,778

EMERGING MARKETS - 4.22%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	2,072	84,538
Vanguard Emerging Markets Bond Fund Admiral Class Shares	98,363	2,332,198

		2,416,736

FOREIGN AGGREGATE - 3.29%
PIMCO International Bond Fund Institutional Class	174,475	1,882,585

FOREIGN BLEND - 1.21%
DFA International Core Equity Portfolio Institutional Class	12,152	169,399
Fundamental Investors, Class 4-6 Shares	2,267	141,979
Oppenheimer Global Opportunities Fund Institutional Class	1,658	118,133
Vanguard International Explorer Fund Investor Class	1,217	25,347
Vanguard Total World Stock Index Fund Investor Class	3,683	109,971
World Core Equity Portfolio Institutional Class	7,812	127,727

		692,556

FOREIGN GROWTH - 3.22%
Oppenheimer International Small-Mid Company Fund Institutional Class	1,618	84,695
SMALLCAP World Fund, Inc. - Class F-3	19,383	1,135,631
T. Rowe Price International Discovery Fund Institutional Class	774	56,430
Vanguard International Growth Fund Admiral Shares	5,669	564,134

		1,840,890

FOREIGN VALUE - 0.03%
DFA International Social Core Equity Portfolio Institutional Class	1,480	19,908

GROWTH BROAD MARKET - 2.27%
New Perspective Fund, Class R-6 Shares	28,757	1,298,960

GROWTH LARGE CAP - 2.86%
Franklin DynaTech Fund R6 Class	11,209	867,788
T. Rowe Price Blue Chip Growth Fund Institutional Class	4,308	463,999
The Growth Fund of America Class R-6 Shares	5,627	304,435

		1,636,222

GROWTH MID CAP - 0.11%
Janus Henderson Enterprise Fund Institutional Class	481	61,017

GROWTH SMALL CAP - 0.17%
JPMorgan Small Cap Growth Fund R6 Class	2,988	63,174
Vanguard Explorer Fund Admiral Shares	373	36,795

		99,969

THE E-VALUATOR CONSERVATIVE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

HIGH YIELD BOND - 4.66%
AB Bond Fund, Inc. - AB FlexFee High Yield Portfolio Advisor Class	141,929	$1,346,903
American High-Income Trust Class F-3	130,498	1,323,246

		2,670,149

VALUE LARGE CAP - 3.45%
DFA U.S. Large Cap Value Portfolio Institutional Class	14,469	549,514
Vanguard Value Index Fund Institutional Class	16,895	683,907
Washington Mutual Investors Fund Class R-6 Shares	16,738	742,658

		1,976,079

VALUE MID CAP - 0.23%
Vanguard Mid-Cap Value Index Fund Admiral Class	2,315	132,403

TOTAL MUTUAL FUNDS - 68.46%		39,198,003

MONEY MARKET FUNDS - 3.87%
Federated Institutional Prime Obligation Fund Institutional Class 2.10%*	1,624,950	1,624,950
Vanguard Treasury Money Market Fund Institutional Class 1.82%*	588,381	588,381

		2,213,331

TOTAL INVESTMENTS - 99.66%		57,061,330
Other assets, net of liabilities - 0.34%		193,195

NET ASSETS - 100.00%		$57,254,525

*Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$15,649,996	$–	$–	$15,649,996
Mutual Funds	39,198,003	–	–	39,198,003
Money Market Funds	2,213,331	–	–	2,213,331

	$57,061,330	$–	$–	$57,061,330

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $56,423,465 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$858,784
Gross unrealized depreciation	(220,919)

Net unrealized appreciation	$637,865

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

MUTUAL FUNDS - 99.26%

AGGRESSIVE ALLOCATION - 33.15%
Goldman Sachs Growth Strategy Portfolio Class R6	91,981	$1,430,308
Janus Henderson Global Allocation Fund Growth Institutional Class	229,339	3,300,196

		4,730,504

GLOBAL ALLOCATION - 66.11%
JPMorgan Global Allocation Fund Class R6	76,672	1,406,925
Loomis Sayles Global Allocation Fund Class N	146,742	3,358,924
Pioneer Flexible Opportunities Fund Class Y	101,746	1,367,469
T. Rowe Price Global Allocation Fund Institutional Class	259,588	3,299,359

		9,432,677

TOTAL MUTUAL FUNDS - 99.26%		14,163,181

MONEY MARKET FUNDS - 1.02%
Vanguard Treasury Money Market Fund Investor Class1.82%*	145,575	145,575

		145,575

TOTAL INVESTMENTS - 100.28%		14,308,756
Liabilities in excess of other assets- (0.28)%		(40,486)

NET ASSETS - 100.00%		$14,268,270

*Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Mutual Funds	$14,163,181	$–	$–	$14,163,181
Money Market Funds	145,575	–	–	145,575

	$14,308,756	$–	$–	$14,308,756

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $14,502,505 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$63,148
Gross unrealized depreciation	(256,897)

Net unrealized depreciation	$(193,749)

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 30.20%

AGGREGATE BOND - 3.80%
Invesco Ultra Short Duration ETF	27,752	$1,394,538
iShares Ultra Short-Term Bond ETF	26,096	1,308,845
Vanguard Total International Bond ETF	70,523	3,858,313

		6,561,696

BROAD MARKET - 1.08%
Invesco DWA NASDAQ Momentum ETF	16,857	1,871,464

CONVERTIBLE BOND - 1.77%
iShares Convertible Bond ETF	52,964	3,056,552

CORPORATE HIGH YIELD - 3.04%
iShares 0-5 Year High Yield Corporate Bond ETF	46,159	2,151,933
Wisdom Tree Interest Rate Hedged High Yield Bond Fund ETF	129,171	3,089,770

		5,241,703

EMERGING MARKETS - 1.48%
SPDR Index Shares Fund SPDR Portfolio Emerging Markets ETF	72,421	2,559,358

FINANCIAL - 1.86%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	37,478	2,402,715
SPDR S&P Regional Banking ETF	13,359	814,899

		3,217,614

FINXED INCOME EMERGING MARKET - 1.70%
VanEck Vectors Emerging Markets Aggregate Bond ETF	145,059	2,939,621

INTERNATIONAL - 5.10%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	51,270	1,698,575
Schwab Fundamental International Large Company Index ETF	118,892	3,512,070
Vanguard FTSE Developed Markets ETF	63,829	2,738,264
Wisdom Tree International SmallCap Fund ETF	11,816	850,161

		8,799,070

LARGE CAP - 6.15%
The iShares Edge MSCI USA Momentum Factor ETF	20,216	2,217,695
SPDR Dow Jones Industrial Average ETF	25,203	6,117,524
Invesco QQQ Trust, Series 1, ETF	13,299	2,282,773

		10,617,992

MID CAP - 3.41%
Invesco Russell MidCap Pure Growth ETF	89,224	4,366,623
Schwab U.S. Mid Cap ETF	27,633	1,516,775

		5,883,398

SMALL CAP - 0.81%
SPDR S&P 600 Small Cap Value ETF	21,037	1,405,061

TOTAL EXCHANGE TRADED FUNDS - 30.20%		52,153,529

MUTUAL FUNDS - 66.62%

AGGREGATE BOND - 6.00%
JPMorgan Income Fund - R6	391,684	3,607,412
Putnam Fixed Income Absolute Return Fund Class Y	323,368	3,188,404
Lord Abbett Bond-Debenture Fund R6 Class	447,700	3,559,211

		10,355,027

BANK LOANS - 6.22%
Eaton Vance Floating-Rate Advantage Fund Institutional Class	631,846	6,887,125
Lord Abbett Floating Rate Fund R6 Class	422,274	3,859,587

		10,746,712

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND BROAD MARKET - 9.18%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	140,817	$2,593,854
DFA U.S. Core Equity 1 Portfolio Institutional Class	241,465	5,630,971
DFA U.S. Core Equity 2 Portfolio Institutional Class	118,559	2,595,246
U.S. Vector Equity Portfolio Institutional Class	257,626	5,028,856

		15,848,927

BLEND LARGE CAP - 5.23%
DFA US Large Company Portfolio Institutional Class	161,535	3,408,397
Fidelity 500 Index Fund Premium Class	32,012	3,053,947
Vanguard Institutional Index Fund Institutional Class	10,346	2,563,255

		9,025,599

BLEND MID CAP - 0.44%
TIAA-CREF Small/Mid-Cap Equity Fund Institutional Class	57,637	753,312

BLEND SMALL CAP - 0.76%
Schwab Small-Cap Index Fund Select Shares	20,459	675,150
Vanguard Small Cap Index Fund Admiral Shares	8,612	642,565

		1,317,715

CONVERTIBLE - 3.47%
Franklin Convertible Securities Fund R6 Class	145,323	3,080,854
Lord Abbett Convertible Fund Class R6	214,038	2,919,483

		6,000,337

EMERGING MARKET STOCK - 1.48%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	62,576	2,553,101

FOREIGN AGGREGRATE - 1.01%
PIMCO International Bond Fund Institutional Class	162,524	1,753,637

FOREIGN BLEND - 3.08%
DFA International Core Equity Portfolio Institutional Class	60,463	842,846
Fundamental Investors, Class R-6 Shares	26,499	1,659,334
Oppenheimer Global Opportunities Fund Institutional Class	5,832	415,605
Vanguard International Explorer Fund Investor Class	39,347	819,600
Vanguard Total World Stock Index Fund Investor Shares	26,207	782,540
World Core Equity Portfolio Institutional Class	48,640	795,267

		5,315,192

FOREIGN GROWTH - 7.24%
Oppenheimer International Small-Mid Company Fund Institutional Class	41,008	2,146,340
SMALLCAP World Fund, Inc. Class F-3	80,210	4,699,521
T. Rowe Price International Discovery Fund Institutional Class	29,132	2,124,297
Vanguard International Growth Fund Admiral Shares	35,521	3,535,072

		12,505,230

FOREIGN VALUE - 0.03%
DFA International Social Core Equity Portfolio Institutional Class	3,754	50,489

GROWTH BROAD MARKET - 4.00%
New Perspective Fund Class R-6 Shares	152,368	6,882,455

GROWTH LARGE CAP - 7.19%
Franklin DynaTech Fund R6 Class	67,361	5,215,114
T. Rowe Price Blue Chip Growth Fund Institutional Class	37,511	4,039,932
The Growth Fund of America Class R-6 Shares	58,359	3,157,194

		12,412,240

GROWTH MID CAP - 0.45%
Carillon Eagle Mid Cap Growth Fund Class R-6 Shares	8,261	533,499
Janus Henderson Enterprise Fund Institutional Class	1,893	239,894

		773,393

GROWTH SMALL CAP - 1.30%
JPMorgan Small Cap Growth Fund R6 Class	86,307	1,824,519
Vanguard Explorer Fund Admiral Class Shares	4,300	424,396

		2,248,915

THE E-VALUATOR MODERATE RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

HIGH YIELD BOND - 2.37%
AB Bond Fund, Inc - AB FlexFee High Yield Portfolio - Advisor Class	218,446	$2,073,054
American High-Income Trust Class F-3	199,917	2,027,161

		4,100,215

VALUE LARGE CAP - 5.87%
DFA U.S. Large Cap Value Portfolio Institutional Class	110,255	4,187,467
Vanguard Value Index Fund Institutional Class	40,157	1,625,562
Washington Mutual Investors Fund R6 Class	97,626	4,331,680

		10,144,709

VALUE MID CAP - 0.91%
Vanguard Mid-Cap Value Index Fund Admiral Class	27,548	1,575,770

VALUE SMALL CAP - 0.39%
DFA U.S. Targeted Value Portfolio Institutional Class	21,208	545,259
Vanguard Small-Cap Value Index Fund Admiral Class	2,196	128,067

		673,326

TOTAL MUTUAL FUNDS - 66.62%		115,036,301

MONEY MARKET FUNDS - 2.71%
Federated Institutional Prime Obligation Fund Institutional Class 2.10%*	2,885,963	2,885,963
Vanguard Treasury Money Market Fund Institutional Class 1.82%*	1,784,775	1,784,775

		4,670,738

TOTAL INVESTMENTS - 99.53%		171,860,568
Other assets, net of liabilities - 0.47%		805,670

NET ASSETS - 100.00%		$172,666,238

*Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$52,153,529	$–	$–	$52,153,529
Mutual Funds	115,036,301	–	–	115,036,301
Money Market Funds	4,670,738	–	–	4,670,738

	$171,860,568	$–	$–	$171,860,568

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $168,077,258 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,890,146
Gross unrealized depreciation	(1,106,836)

Net unrealized appreciation	$3,783,310

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 30.38%

AGGREGATE BOND - 1.29%
Vanguard Total International Bond ETF	56,205	$3,074,976

BROAD MARKET - 1.71%
Invesco DWA NASDAQ Momentum ETF	36,481	4,050,121

CONVERTIBLE - 0.92%
iShares Convertible Bond ETF	37,794	2,181,092

CORPORATE - 2.15%
iShares 0-5 Year High Yield Corporate Bond ETF	43,860	2,044,753
WisdomTree Interest Rate Hedged High Yield Bond Fund ETF	127,429	3,048,102

		5,092,855

EMERGING MARKET - 2.00%
SPDR Index Shares Fund SPDR Portfolio Emerging Markets ETF	134,166	4,741,426

FINANCIAL - 1.91%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	52,806	3,385,393
SPDR S&P Regional Banking ETF	18,813	1,147,593

		4,532,986

FIXED INCOME EMERGING MARKET - 0.98%
VanEck Vectors Emerging Markets Aggregate Bond ETF	115,370	2,337,973

INTERNATIONAL - 8.03%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	138,844	4,599,902
Schwab Fundamental International Large Company Index ETF	214,806	6,345,369
Vanguard FTSE Developed Markets ETF	123,490	5,297,721
WisdomTree International SmallCap Fund ETF	39,206	2,820,872

		19,063,864

LARGE CAP - 6.23%
Invesco QQQ Trust, Series 1 ETF	24,502	4,205,768
iShares Edge MSCI USA Momentum Factor ETF	33,569	3,682,519
SPDR Dow Jones Industrial Average ETF	28,417	6,897,658

		14,785,945

MID CAP - 3.59%
Invesco Russell MidCap Pure Growth ETF	152,248	7,451,017
Schwab U.S. Mid Cap ETF	19,303	1,059,542

		8,510,559

SMALL CAP - 1.57%
SPDR S&P 6000 Small Cap Value ETF	55,642	3,716,329

TOTAL EXCHANGE TRADED FUNDS - 30.38%		72,088,126

MUTUAL FUNDS - 68.17%

AGGREGATE BOND - 3.84%
JPMorgan Income Fund - R6 Class	323,932	2,983,412
Putman Fixed Income Absolute Return Fund Y Class	309,049	3,047,223
Lord Abbett Bond-Debenture Fund, Inc. R6 Class	387,194	3,078,190

		9,108,825

BANK LOAN - 2.30%
Eaton Vance Floating-Rate Advantaged Fund Institutional Class	383,528	4,180,457
Lord Abbett Floating Rate Fund R6 Class	139,156	1,271,888

		5,452,345

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND BROAD MARKET - 12.13%
DFA T.A. U.S. Core Equity 2 Portfolio Institutional Class	327,924	$6,040,356
DFA U.S. Core Equity 1 Portfolio Institutional Class	304,804	7,108,035
DFA U.S. Core Equity 2 Portfolio Institutional Class	270,334	5,917,603
U.S. Vector Equity Portfolio Institutional Class	497,846	9,717,952

		28,783,946

BLEND LARGE CAP - 5.03%
DFA US Large Company Portfolio Institutional Class	264,753	5,586,285
Fidelity 500 Index Fund - Premium Class	35,734	3,409,008
Vanguard Institutional Index Institutional Class	11,889	2,945,376

		11,940,669

BLEND MID CAP - 0.71%
TIAA-CREF Small/Mid-Cap Equity Fund - Institutional Class	128,765	1,682,959

BLEND SMALL CAP - 1.64%
Schwab Small-Cap Index Fund-Select Shares	75,753	2,499,847
Vanguard Small Cap Index Fd Admiral Shares	18,493	1,379,767

		3,879,614

CONVERTIBLE - 1.75%
Franklin Convertible Securities Fund R6 Class	100,691	2,134,658
Lord Abbett Convertible Fund Class R6 Class	148,570	2,026,500

		4,161,158

EMERGING MARKET STOCK - 2.19%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	111,897	4,565,398
Vanguard Emerging Markets Bond Fund Admiral Shares	26,776	634,864

		5,200,262

FOREIGN BLEND - 3.72%
DFA International Core Equity Portfolio Institutional Class	84,129	1,172,761
Fundamental Investors, Class R-6 Shares	56,327	3,527,199
Oppenheimer Global Opportunities Fund Institutional Class	16,418	1,169,955
Vanguard International Explorer Fund Investor Class	37,280	776,551
Vanguard Total World Stock Index Fund Investor Class	37,273	1,112,973
World Core Equity Portfolio - Institutional Class	65,179	1,065,684

		8,825,123

FOREIGN GROWTH - 10.74%
Oppenheimer International Small-Mid Company Fund Institutional Class	128,012	6,700,172
SMALLCAP World Fund, Inc. - Class F-3	143,221	8,391,292
T. Rowe Price International Discovery Fund - Institutional Class	53,787	3,922,150
Vanguard International Growth Fund Admiral Shares	65,134	6,482,126

		25,495,740

FOREIGN VALUE - 0.02%
DFA International Social Core Equity Portfolio Institutional Class	4,084	54,913

GROWTH BROAD MARKET - 4.51%
New Perspective Fund, Class R-6 Shares	237,168	10,712,898

GROWTH LARGE CAP - 6.41%
Franklin DynaTech Fund R6 Class	66,445	5,144,141
T. Rowe Price Blue Chip Growth Fund Institutional Class	47,051	5,067,442
The Growth Fund of America R6 Class	92,367	4,997,068

		15,208,651

GROWTH MID CAP - 0.93%
Carillon Eagle Mid Cap Growth Fund R-6 Class	28,948	1,869,494
Janus Henderson Enterprise Fund - Institutional Class	2,610	330,733

		2,200,227

GROWTH SMALL CAP - 2.51%
JPMorgan Small Cap Growth Fund R6 Class	252,442	5,336,626
Vanguard Explorer Fund Admiral Shares	6,205	612,507

		5,949,133

THE E-VALUATOR GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

HIGH YIELD BOND - 1.67%
AB Bond Fund, Inc. - AB FlexFee High Yield Portfolio - Advisor Class	213,368	$2,024,859
American High-Income Trust - Class F-3	190,629	1,932,974

		3,957,833

VALUE LARGE CAP - 6.25%
DFA U.S. Large Cap Value Portfolio Institutional Class	179,960	6,834,864
Vanguard Value Index Fund Institutional Class	37,990	1,537,837
Washington Mutual Investors Fund R6 Class	145,773	6,467,931

		14,840,632

VALUE MID CAP - 1.16%
Vanguard Mid-Cap Value Index Fd Admiral Class	47,925	2,741,313

VALUE SMALL CAP - 0.66%
DFA U.S. Targeted Value Portfolio Institutional Class	54,351	1,397,363
Vanguard Small-Cap Value Index Fund Admiral Class	3,058	178,371

		1,575,734

TOTAL MUTUAL FUNDS - 68.17%		161,771,975

MONEY MARKET FUNDS - 1.45%
Federated Institutional Prime Obligations Fund Institutional Class 2.10%*	957,949	957,949
Vanguard Treasury Money Market Fund Institutional Class 1.82%*	2,489,837	2,489,837

		3,447,786

TOTAL INVESTMENTS - 99.99%		237,307,887
Other assets, net of liabilities - 0.01%		10,551

NET ASSETS - 100.00%		$237,318,438

*Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$72,088,126	$–	$–	$72,088,126
Mutual Funds	161,771,975	–	–	161,771,975
Money Market Funds	3,447,786	–	–	3,447,786

	$237,307,887	$–	$–	$237,307,887

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $230,117,697 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,641,565
Gross unrealized depreciation	(1,451,375)

Net unrealized appreciation	$7,190,190

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

EXCHANGE TRADED FUNDS - 26.84%

AGGREGATE - 0.18%
Vanguard Total International Bond ETF	2,726	$149,139

BROAD MARKET - 2.08%
Invesco DWA NASDAQ Momentum ETF	15,450	1,715,259

CONVERTIBLE - 0.15%
iShares Convertible Bond ETF	2,140	123,499

CORPORATE - 0.15%
iShares 0-5 Year High Yield Corpoate Bond ETF	2,709	126,294

EMERGING MARKETS - 2.65%
SPDR Index Shares Fund SPDR Portfolio Emelrging Markets ETF	58,508	2,067,673
VanEck Vectors Emerging Markets Aggregate Bond ETF	6,037	122,340

		2,190,013

INTERNATIONAL - 9.98%
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	69,493	2,302,303
Schwab Fundamental International Large Company Index ETF	72,164	2,131,725
Vanguard FTSE Developed Markets ETF	41,167	1,766,064
WisdomTree International SmallCap Fund	28,496	2,050,287

		8,250,379

LARGE CAP - 4.37%
iShares Edge MSCI USA Momentum Factor ETF	8,815	967,005
Invesco QQQ Trust, Series 1 ETF	5,015	860,825
SPDR Dow Jones Industrial Average ETF	7,343	1,782,366

		3,610,196

MID-CAP - 4.86%
Invesco Russell MidCap Pure Growth ETF	56,907	2,785,029
Schwab U.S. Mid Cap ETF	22,358	1,227,231

		4,012,260

SMALL -CAP - 2.42%
SPDR S&P 600 Small Cap Value ETF	29,991	2,003,099

TOTAL EXCHANGE TRADED FUNDS - 26.84%		22,180,138

MUTUAL FUNDS - 72.18%

AGGREGATE - 0.45%
JPMorgan Income Fund Class R6	22,910	211,002
Lord Abbett Bond-Debenture Fund, Inc Class R6	20,638	164,075

		375,077

BANK LOANS - 0.20%
Eaton Vance Floating-Rate Advantaged Fund Institutional Class	15,464	168,553

BLEND BROAD MARKET - 12.49%
DFA T.A. U.S. Core Equty 2 Portfolio	101,425	1,868,246
U.S. Vector Equity Portfolio	224,692	4,385,995
DFA U.S. Core Equity 2 Portfolio	94,846	2,076,182
DFA U.S. Core Equity 1 Portfolio	85,578	1,995,673

		10,326,096

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

BLEND LARGE CAP - 4.36%
DFA US Large Company Portfolio	93,638	$1,975,767
Fidelity 500 Index Fund - Premium Class	8,525	813,261
Vanguard Institutional Index	3,290	815,039

		3,604,067

BLEND MID CAP - 1.07%
TIAA-CREF Small/Mid-Cap Equity Fund Institutional Class	67,992	888,651

BLEND SMALL CAP - 3.16%
Schwab Small-Cap Index Fund-Select Shares	52,553	1,734,236
Vanguard Small Cap Index Fund Admiral Shares	11,756	877,114

		2,611,350

CONVERTIBLE - 0.31%
Franklin Convertible Securities Fund Class R6	6,085	128,998
Lord Abbett Convertible Fund Class R6	9,193	125,399

		254,397

EMERGING MARKETS - 2.10%
Invesco BLDRS Emerging Markets 50 ADR Index Fund	40,038	1,633,550
Vanguard Emerging Markets Bond Fund Admiral Shares	4,152	98,439

		1,731,989

FOREIGN BLEND - 4.03%
DFA Interntional Core Equity Portfolio	29,350	409,145
World Core Equity Portfolio - Institutional Class	20,630	337,305
Fundamental Investors, Class R-6 Shares	16,109	1,008,724
Oppenheimer Global Opportunites Fund Institutional Class	8,190	583,617
Vanguard International Explorer Fund	29,883	622,468
Vanguard Total World Stock Index Fund Investor Shares	12,297	367,177

		3,328,436

FOREIGN GROWTH - 16.87%
Oppenheimer International Small-Mid Company Fund Institutional Class	79,038	4,136,847
T. Rowe Price International Discovery Fund - Institutional Class	55,925	4,078,060
SMALLCAP World Fund, Inc. - Class F-3	60,194	3,526,741
Vanguard International Growth Fund Admiral Shares	22,077	2,197,058

		13,938,706

FOREIGN VALUE - 0.01%
DFA International Social Core Equity Portfolio Institutional Class	290	3,906

GROWTH BROAD MARKET - 7.00%
New Perspective Fund Class R-6 Shares	128,003	5,781,914

GROWTH LARGE CAP - 6.13%
Franklin DynaTech Fund Class R6 Shares	19,011	1,471,799
T. Rowe Price Blue Chip Growth Fund Institutional Class	13,549	1,459,283
The Growth Fund of America Class R-6 Shares	39,481	2,135,911

		5,066,993

GROWTH MID CAP - 0.91%
Carillon Eage Mid Cap Growth Fund Class R-6 Shares	10,024	647,320
Janus Henderson Enterprise Institutional Class Shares	828	104,939

		752,259

GROWTH SMALL CAP - 4.78%
JPMorgan Small Cap Growth Fund R6 Shares	147,190	3,111,605
Vanguard Explorer Fund Admiral Shares	8,532	842,166

		3,953,771

HIGH YIELD BOND - 0.29%
AB Bond Fund, Inc. - AB FlexFee High Yield Portfolio - Advisor Class Shares	12,932	122,725
American High-Income Trust Class F-3	11,589	117,515

		240,240

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (unaudited)
	Number
	of	Fair
Security Description	Shares	Value

SMALL Cap - 0.08%
Vanguard Small-Cap Value Index Fund Admiral Class	1,123	$65,513

VALUE LARGE CAP - 5.56%
The DFA U.S. Large Cap Value Porfolio	62,859	2,387,374
Vanguard Index Trust Vanguard Value Index Fund Institutional Shares	8,682	351,469
Washington Mutual Investors Fund Class R-6 Shares	41,833	1,856,127

		4,594,970

VALUE MID CAP - 0.80%
Vanguard Mid-Cap Value Index Fund Admiral Shares	11,559	661,152

VALUE SMALL CAP - 1.58%
DFA U.S. Targeted Value Portfolio	50,882	1,308,188

TOTAL MUTUAL FUNDS - 72.18%		59,656,228

MONEY MARKET FUNDS - 1.04%
Federated Institutional Prime Obligations Fund Institutional Class 2.10%*	1,858	1,858
Vanguard Treasury Money Market Fund Institutional Class 1.82%*	857,506	857,506

		859,364

TOTAL INVESTMENTS - 100.06%		82,695,730
Liabilities in excess of other assets- (0.06)%		(49,084)

NET ASSETS - 100.00%		$82,646,646

*Effective 7 day yield as of June 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$22,180,138	$–	$–	$22,180,138
Mutual Funds	59,656,228	–	–	59,656,228
Money Market Funds	859,364	–	–	859,364

	$82,695,730	$–	$–	$82,695,730

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2018.

At June 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $79,739,962 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,306,971
Gross unrealized depreciation	(351,203)

Net unrealized appreciation	$2,955,768

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date:	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David A. Bogaert

David A. Bogaert Principal Executive Officer

Date:	August 27, 2018

By:	/s/ Karen Shupe

Karen Shupe Principal Financial Officer

Date:	August 27, 2018